Fair Value Information (Details) - Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value,Investment in a rent-a-captive company	$ 995,101	$ 1,073,229
Valuation technique, Investment in a rent-a-captive company	Net asset value	Net asset value
Significant unobservable input, Investment in a rent-a-captive company	Not applicable	Not applicable
Range (weighted average), Investment in a rent-a-captive company
Relationship of inputs to fair value, Investment in a rent-a-captive company	Not applicable	Not applicable
Fair value, Warrant liabilities	$ 5,934,000
Valuation technique, Warrant liabilities	Black-Scholes Model
Significant unobservable input, Warrant liabilities	Price volatility
Range (weighted average), Warrant liabilities	93.45%
Relationship of inputs to fair value, Warrant liabilities	No certain positive and negative relationship between stock price volatility and fair value
Fair value, Convertible preference share liabilities	$ 7,767,238
Valuation technique , Convertible preference share liabilities	Black-Scholes Model
Significant unobservable input, Convertible preference share liabilities	Price volatility
Range (weighted average), Convertible preference share liabilities	93.23%
Relationship of inputs to fair value, Convertible preference share liabilities	No certain positive and negative relationship between stock price volatility and fair value
Warrant liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities	Dividend yield
Range (weighted average), Warrant liabilities	0.00%
Relationship of inputs to fair value, Warrant liabilities	The higher the dividend rate, the lower the fair value
Warrant liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities	Risk free rate
Range (weighted average), Warrant liabilities	3.90%
Relationship of inputs to fair value, Warrant liabilities	The higher the risk free rate, the higher the fair value
Convertible preference share liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Convertible preference share liabilities	Dividend yield
Range (weighted average), Convertible preference share liabilities	0.00%
Relationship of inputs to fair value, Convertible preference share liabilities	The higher the dividend rate, the lower the fair value
Investment in a rent-a-captive company [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Investment in a rent-a-captive company	Risk free rate
Range (weighted average), Investment in a rent-a-captive company	3.90%
Relationship of inputs to fair value, Investment in a rent-a-captive company	The higher the risk free rate, the higher the fair value